Commitments and Contingencies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Rent Expense [Line Items]
Rent expense	$ 34,000	$ 22,000	$ 51,000	$ 40,000	$ 51,000	$ 11,000